Document and Entity Information	0 Months Ended
Oct. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 25, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Oct. 25, 2013
Document Effective Date	Oct. 25, 2013
Prospectus Date	Jun. 13, 2013